RISK MANAGEMENT (Details 7) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and Receivables, Restructured	$ 3,318,393	$ 3,706,578
Local
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and Receivables, Restructured	2,674,637	3,179,875
Foreign
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and Receivables, Restructured	$ 643,756	$ 526,703